Other Current assets	6 Months Ended
Jun. 30, 2012
Other Assets [Abstract]
Other Current assets

5. Other Current assets

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,	June 30,
	2011	2012
Inventories	$15,681	$10,976
Deferred mobilization expenses	38,052	54,941
Prepayments and advances	15,750	17,260
Loss of hire proceeds (Note 13)	-	24,640
Refundable import taxes	-	37,484
Other	10,569	14,805
Balance at end of year/period	$80,052	$160,106